Trade receivables - Aging Analysis of Trade Receivables That Were Not Impaired (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 28,701	$ 25,048	$ 36,474
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Total	15,884	20,926	15,285
Trade receivables | Neither past due nor Impaired
Disclosure of financial assets that are either past due or impaired [line items]
Total	7,421	12,746	12,995
Trade receivables | Past due but not impaired | Less than 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Total	5,155	4,771	412
Trade receivables | Past due but not impaired | 30-60 days
Disclosure of financial assets that are either past due or impaired [line items]
Total	49	1,036	374
Trade receivables | Past due but not impaired | 60-120 days
Disclosure of financial assets that are either past due or impaired [line items]
Total	471	1,673	1,494
Trade receivables | Past due but not impaired | Greater than 120 days
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 2,788	$ 700	$ 10